Income Taxes - Provision/(Benefit) For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
U.S. federal	$ 5,857	$ 10,453	$ 3,381
Foreign	61,414	59,481	39,185
State and local	723	3,231	2,006
Total current	67,994	73,165	44,572
Deferred
U.S. federal	(2,660)	(20,180)	(2,344)
Foreign	(9,387)	9,678	(13,159)
State and local	(2,377)	(5,948)	(844)
Total deferred	(14,424)	(16,450)	(16,347)
Income tax expense	$ 53,570	$ 56,715	$ 28,225